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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 3, 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        101
                                             ----------------------------

Form 13F Information Table Value Total:      $ 342,132
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

           September 30, 2009


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AMERICAN TOWER CORP            COM      029912201      2,606     71,600  SH           Sole                      71,600
APPLE COMPUTER INC COM         COM      037833100     10,305     55,600  SH           Sole                      55,600
ASML HOLDINGS                  COM      n07059186      4,353    147,200  SH           Sole                     147,200
BANK OF AMERICA                COM      060505104      1,748    103,300  SH           Sole                     103,300
BERKSHIRE HATHAWAY CL.B        COM      084670207      6,842      2,059  SH           Sole                       2,059
BOARDWALK PIPELINE PTNRS       COM      096627104        901     36,300  SH           Sole                      36,300
BRIGHAM EXPLORATION CO.        COM      109178103      3,529    388,700  SH           Sole                     388,700
BROADCOM CORP CL A             COM      111320107      3,241    105,600  SH           Sole                     105,600
BROCADE COMMUNICATIONS         COM      111621306      2,300    292,600  SH           Sole                     292,600
BRUNSWICK CORP.                COM      117043109        120     10,000  SH           Sole                      10,000
CARMAX GROUP                   COM      143130102      5,959    285,100  SH           Sole                     285,100
CERAGON NETWORKS               COM      m22013102        420     49,700  SH           Sole                      49,700
CHESAPEAKE ENERGY CORP.        COM      165167107      7,456    262,550  SH           Sole                     262,550
CHICO'S FAS, INC.              COM      168615102      7,430    571,550  SH           Sole                     571,550
CHINA UNICOM HONG KONG-ADR     COM      16945r104      4,179    293,500  SH           Sole                     293,500
CHOICE HOTELS INTL, INC.       COM      169905106      1,472     47,400  SH           Sole                      47,400
CIENA CORPORATION              COM      171779309      3,490    214,400  SH           Sole                     214,400
CISCO SYS INC COM              COM      17275R102      5,268    223,800  SH           Sole                     223,800
CITIGROUP INC. COM             COM      172967101      5,774  1,193,000  SH           Sole                   1,193,000
COACH, INC.                    COM      189754104      3,292    100,000  SH           Sole                     100,000
COCA COLA CO COM               COM      191216100      4,602     85,700  SH           Sole                      85,700
COLGATE-PALMOLIVE              COM      194162103      2,487     32,600  SH           Sole                      32,600
COMSTOCK RESOURCES INC.        COM      205768203      5,964    148,800  SH           Sole                     148,800
CYPRESS SEMICONDUCTOR          COM      232806109      5,821    563,500  SH           Sole                     563,500
DISCOVERY HOLDING              COM      25470f104      7,445    257,700  SH           Sole                     257,700
DRESS BARN                     COM      261570105      3,127    174,400  SH           Sole                     174,400
EBAY, INC.                     COM      278642103      6,443    273,000  SH           Sole                     273,000
EXPEDIA, INC.                  COM      30212p105      2,395    100,000  SH           Sole                     100,000
FIRSTMERIT CORP                COM      337915102      1,964    103,200  SH           Sole                     103,200
GAMESTOP CORP.                 COM      36467w109      5,479    207,000  SH           Sole                     207,000
GAP, INC.                      COM      364760108      1,378     64,400  SH           Sole                      64,400
GENERAL MILLS, INC.            COM      370334104      1,307     20,300  SH           Sole                      20,300
GYMBOREE CORP.                 COM      403777105        498     10,300  SH           Sole                      10,300
HERITAGE FINANCIAL CORP        COM      42722x106        446     33,900  SH           Sole                      33,900
HERTZ GLOBAL HOLDINGS INC.     COM      42805t105      6,260    578,000  SH           Sole                     578,000
HEWLETT-PACKARD CO.            COM      428236103      1,414     29,950  SH           Sole                      29,950
HOME DEPOT INC.                COM      437076102      6,475    243,050  SH           Sole                     243,050
IMAX CORP.                     COM      45245e109      3,110    330,500  SH           Sole                     330,500
INTEL CORP                     COM      458140100      7,214    368,625  SH           Sole                     368,625
ITT INDUSTRIES                 COM      450911102      5,053     96,900  SH           Sole                      96,900
J. CREW GROUP INC.             COM      46612h402      3,470     96,875  SH           Sole                      96,875
JOHNSON & JOHNSON              COM      478160104      5,436     89,275  SH           Sole                      89,275
JONES APPAREL GROUP COM        COM      480074103      1,972    110,000  SH           Sole                     110,000
KELLOGG CO.                    COM      487836108      6,463    131,280  SH           Sole                     131,280
KEYCORP                        COM      493267108      2,909    447,500  SH           Sole                     447,500
KIMBERLY-CLARK CORP.           COM      494368103      4,940     83,750  SH           Sole                      83,750
LA-Z-BOY, INC.                 COM      505336107        638     73,700  SH           Sole                      73,700
LAM RESEARCH                   COM      512807108      3,488    102,100  SH           Sole                     102,100
LEAPFROG ENTERPRISES INC.      COM      52186n106        799    194,300  SH           Sole                     194,300
LOWES COMPANIES, INC.          COM      548661107      3,344    159,700  SH           Sole                     159,700
LULULEMON ATHLETICA INC.       COM      550021109      2,587    113,700  SH           Sole                     113,700
MATRIX SERVICE CO              COM      576853105        828     76,200  SH           Sole                      76,200
MCDONALD'S CORPORATION         COM      580135101      7,042    123,395  SH           Sole                     123,395
MGIC INVESTMENT CORP           COM      552848103      4,908    662,300  SH           Sole                     662,300
MGM MIRAGE                     COM      552953101      2,152    178,700  SH           Sole                     178,700
MICROSOFT CORP                 COM      594918104      6,537    254,150  SH           Sole                     254,150
NATIONAL FUEL GAS CO.          COM      636180101        408      8,900  SH           Sole                       8,900
NATIONAL OILWELL VARCO         COM      637071101      4,464    103,500  SH           Sole                     103,500
NOVATEL WIRELESS, INC.         COM      66987m604      3,027    266,500  SH           Sole                     266,500
NOVELLUS SYSTEMS INC           COM      670008101      5,224    249,000  SH           Sole                     249,000
OLD NAT'L BANCORP/IN           COM      680033107      2,811    251,000  SH           Sole                     251,000
ON SEMICONDUCTOR CORP.         COM      682189105      5,222    633,000  SH           Sole                     633,000
OWENS CORNING, INC.            COM      690742101        476     21,200  SH           Sole                      21,200
PEPSICO INC.                   COM      713448108      4,552     77,600  SH           Sole                      77,600
PG&E CORP.                     COM      69331c108      1,289     31,825  SH           Sole                      31,825
QUALCOMM INC.                  COM      747525103      1,057     23,500  SH           Sole                      23,500
RF MICRO DEVICES               COM      749941100      3,798    699,500  SH           Sole                     699,500
S&P 500 DEPOSITARY RECEIPT     COM      78462f103      1,023      9,685  SH           Sole                       9,685
SANDRIDGE ENERGY INC.          COM      80007p307      9,299    717,550  SH           Sole                     717,550
SELECT MEDICAL HLDGS CORP.     COM      81619q105      3,038    301,700  SH           Sole                     301,700
SKYWORKS SOLUTIONS, INC.       COM      83088m102      2,530    191,100  SH           Sole                     191,100
ST. MARY LAND & EXPLORATION    COM      792228108      5,421    167,000  SH           Sole                     167,000
SYBASE INC.                    COM      871130100      6,243    160,500  SH           Sole                     160,500
TALBOTS, INC.                  COM      874161102        621     67,300  SH           Sole                      67,300
TELLABS, INC.                  COM      879664100      5,529    799,000  SH           Sole                     799,000
TENET HEALTHCARE               COM      88033g100        627    106,600  SH           Sole                     106,600
TERADYNE INC                   COM      880770102      6,475    700,000  SH           Sole                     700,000
TFS FINANCIAL CORP.            COM      87240r107      1,908    160,300  SH           Sole                     160,300
TJX COMPANIES                  COM      872540109      4,922    132,500  SH           Sole                     132,500
TRANSITION THERAPEUTICS, INC.  COM      893716209      1,074    132,100  SH           Sole                     132,100
TRIQUINT SEMICONDUCTOR         COM      89674k103      1,776    230,000  SH           Sole                     230,000
VANTAGE DRILLING CO.           COM      g93205113        865    472,600  SH           Sole                     472,600
WAL-MART STORES, INC.          COM      931142103      7,389    150,520  SH           Sole                     150,520
WASHINGTON FEDERAL             COM      938824109      6,626    393,000  SH           Sole                     393,000
WHOLE FOODS MARKET, INC.       COM      966837106      4,171    136,800  SH           Sole                     136,800
WILLIAMS-SONOMA, INC.          COM      969904101      5,685    281,000  SH           Sole                     281,000
WYNDHAM WORLDWIDE CORP.        COM      98310w108      2,017    123,600  SH           Sole                     123,600
YAHOO! INC                     COM      984332106      3,392    190,450  SH           Sole                     190,450
ADS PUTS 1/16/2010 50          PUT      0185818mj        594      2,424  SH    PUT    Sole                       2,424
COF PUTS 1/16/2010 37          PUT      14040h8ma        504      1,050  SH    PUT    Sole                       1,050
IEF PUTS 3/20/2010 90          PUT          idfol        675      2,500  SH    PUT    Sole                       2,500
QQQQ PUTS 10/17/09 42          PUT      73935a8vp      1,036     14,000  SH    PUT    Sole                      14,000
QQQQ PUTS 11/21/2009 40        PUT      73935a8wn        486      6,000  SH    PUT    Sole                       6,000
SPY PUTS 10/17/09 107          PUT      78462f8vc      1,192      4,500  SH    PUT    Sole                       4,500
SPY PUTS 11/21/2009 102        PUT      78462f8wx        534      2,300  SH    PUT    Sole                       2,300
VOLC PUTS 1/16/2010 15         PUT      9286458mc        280      3,500  SH    PUT    Sole                       3,500
AAPL CALLS 1/16/2010 175       CALL     0378339ao      1,435        705  SH    CALL   Sole                         705
INTC CALLS 1/16/2010 20        CALL     4581409ad        816      7,350  SH    CALL   Sole                       7,350
KMX CALLS 1/16/2010 17.50      CALL     1431309aw      1,720      4,000  SH    CALL   Sole                       4,000
MSFT CALLS 1/16/2010 24        CALL     5949189ad      2,483      9,700  SH    CALL   Sole                       9,700
XLF CALLS 1/22/2011 13         CALL        vkpa.m        338      1,025  SH    CALL   Sole                       1,025



REPORT SUMMARY              101 DATA RECORDS 342,132    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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